11. MINERAL PROPERTY EXPLORATION COSTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 11 - MINERAL PROPERTY EXPLORATION COSTS

During the year ended December 31, 2012 and 2011 the following project costs were incurred:

	Year Ended December 31, 2012	Year Ended December 31, 2011

Strong Creek and Iron Mountain:
Technical Report	$94,141	$49,767
Claims	3,642	3,255
Drilling	14,795	202,098
Travel	23,986	2,652
Aeromagnetic Survey	20,000	-
Lease payments	8,000
TOTAL	164,564	257,772

Labrador Trough:
Reconnaissance	-	71,335

Total Exploration Costs	$164,564	$329,107